Schedule of Investments (unaudited) June 30, 2020	iShares® Focused Value Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 3.9%
Copa Holdings SA, Class A, NVS	7,698	$389,211
Delta Air Lines Inc.	14,227	399,067

		788,278

Asset Management & Custody Banks — 9.4%
Affiliated Managers Group Inc.(a)	9,818	732,030
Legg Mason Inc.	23,169	1,152,658

		1,884,688

Broadcasting — 2.7%
Discovery Inc., Class A(a)(b)	25,413	536,214

Communications Equipment — 2.7%
EchoStar Corp., Class A(b)	19,211	537,140

Department Stores — 1.6%
Nordstrom Inc.(a)	20,328	314,881

Diversified Banks — 2.0%
Wells Fargo & Co.	15,465	395,904

Electric Utilities — 3.4%
Avangrid Inc.	16,263	682,721

Food Retail — 4.9%
Kroger Co. (The)	28,700	971,495

Hotels, Resorts & Cruise Lines — 1.3%
Carnival Corp.(a)	16,375	268,878

Life & Health Insurance — 3.0%
MetLife Inc.	16,323	596,116

Multi-line Insurance — 5.1%
American Financial Group Inc./OH	7,588	481,534
Hartford Financial Services Group Inc. (The)	13,692	527,827

		1,009,361

Oil & Gas Exploration & Production — 2.7%
ConocoPhillips	12,794	537,604

Oil & Gas Refining & Marketing — 5.2%
Marathon Petroleum Corp.	13,809	516,180
Valero Energy Corp.	8,884	522,557

		1,038,737

Oil & Gas Storage & Transportation — 3.0%
Kinder Morgan Inc./DE	39,301	596,196

Property & Casualty Insurance — 9.2%
CNA Financial Corp.	18,567	596,929
Loews Corp.	15,851	543,531
Mercury General Corp.	17,074	695,765

		1,836,225

Security	Shares	Value

Regional Banks — 26.1%
Associated Banc-Corp.	37,750	$516,420
Fifth Third Bancorp	27,066	521,832
First Horizon National Corp.	50,242	500,410
FNB Corp.	65,512	491,340
KeyCorp	41,107	500,683
Popular Inc.	14,162	526,402
Signature Bank/New York NY	6,090	651,143
Sterling Bancorp./DE	39,469	462,577
Umpqua Holdings Corp.	47,006	500,144
Zions Bancorp. N.A	16,025	544,850

		5,215,801

Reinsurance — 2.0%
Reinsurance Group of America Inc.	5,102	400,201

Steel — 6.5%
Reliance Steel & Aluminum Co.	6,947	659,478
Steel Dynamics Inc.	24,442	637,692

		1,297,170

Technology Hardware, Storage & Peripherals — 2.6%
Hewlett Packard Enterprise Co.	52,459	510,426

Thrifts & Mortgage Finance — 2.4%
MGIC Investment Corp.	58,716	480,884

Total Common Stocks — 99.7% (Cost: $27,662,417)		19,898,920

Short-Term Investments

Money Market Funds — 5.2%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.52%(c)(d)(e)	1,040,168	1,041,520

Total Short -Term Investments — 5.2% (Cost: $1,040,666)		1,041,520

Total Investments in Securities — 104.9% (Cost: $28,703,083)		20,940,440

Other Assets, Less Liabilities — (4.9)%		(984,563)

Net Assets — 100.0%		$19,955,877

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

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Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Focused Value Factor ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended June 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/20	Net Activity	Shares Held at 06/30/20	Value at 06/30/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	477,331	562,837	1,040,168	$1,041,520	$3,460	(b)	$(27)	$1,038
BlackRock Cash Funds: Treasury, SL Agency Shares	29,000	(29,000)	—	—	8		—	—

				$1,041,520	$3,468		$(27)	$1,038

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$19,898,920	$—	$—	$19,898,920
Money Market Funds	1,041,520	—	—	1,041,520

	$20,940,440	$—	$—	$20,940,440

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

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